employee future benefits - Fair value measurements (Details) - Pension plans - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value measurements
Asset-backed securities	CAD 31	CAD 31
Cash, cash equivalents and other	486	1,151
Real estate	1,047	756
Fair value	9,195	8,873
Effect of asset ceiling limit	(110)	(115)
Fair value after asset ceiling	9,085	8,758
Fair value of administered pension benefit trusts	3	3
Quoted prices in active markets for identical items
Fair value measurements
Cash, cash equivalents and other	38	29
Fair value	3,409	3,715
Other
Fair value measurements
Asset-backed securities	31	31
Cash, cash equivalents and other	448	1,122
Real estate	1,047	756
Fair value	5,786	5,158
Canadian
Fair value measurements
Equity securities	1,385	1,172
Canadian | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	1,129	1,135
Canadian | Other
Fair value measurements
Equity securities	256	37
Foreign
Fair value measurements
Equity securities	1,867	1,876
Foreign | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	853	1,189
Foreign | Other
Fair value measurements
Equity securities	1,014	687
Government securities
Fair value measurements
Debt securities	1,512	1,463
Government securities | Quoted prices in active markets for identical items
Fair value measurements
Debt securities	1,389	1,362
Government securities | Other
Fair value measurements
Debt securities	123	101
Corporate debt securities
Fair value measurements
Debt securities	1,208	1,317
Corporate debt securities | Other
Fair value measurements
Debt securities	1,208	1,317
Commercial mortgages
Fair value measurements
Debt securities	1,659	1,107
Commercial mortgages | Other
Fair value measurements
Debt securities	CAD 1,659	CAD 1,107